Offerings	Sep. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0135 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	1) There is being registered hereunder an indeterminate number of (a) ordinary shares, (b) warrants to purchase ordinary shares, and (c) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of ordinary shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $100,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. 2) The unspecified number of securities being registered hereunder may be offered from time to time at unspecified prices. 3) The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $100,000,000. 4) No separate consideration will be received for ordinary shares that are issued upon exercise of warrants registered hereunder. 5) Units may consist of one or more ordinary shares or warrants issued by the registrant, or any combination thereof.